Operating segments (Tables)	12 Months Ended
Mar. 31, 2023
Text block [abstract]
Segment Results for Operating Segments
The segment results for the year ended March 31, 2023 are as follows:

	Year ended March 31, 2023
	WNS Global BPM	WNS Auto Claims BPM	Inter segments (1)	Total
Revenue from external customers	$1,152,508	$71,754	$—	$1,224,262
Segment revenue	$1,153,254	$71,754	$(746)	$1,224,262
Payments to repair centers	—	62,240	—	62,240

Revenue less repair payments (non-GAAP)	1,153,254	9,514	(746)	1,162,022
Depreciation	49,499	626	—	50,125
Other costs	860,998	10,943	(746)	871,195

Segment operating profit/(loss)	242,757	(2,055)	—	240,702
Other income, net	(15,433)	(572)	—	(16,005)
Finance expense	18,770	49	—	18,819

Segment profit/(loss) before income taxes	239,420	(1,532)	—	237,888
Income tax expense	27,408	(207)	—	27,201

Segment profit/(loss)	212,012	(1,325)	—	210,687
Amortization of intangible assets	—	—	—	23,646
Share-based compensation expense	—	—	—	49,733

Profit after tax				$137,308

Addition to non-current assets (2)	$227,810	$1,242	$(4,425)	$224,627
Total assets, net of elimination	1,402,064	102,384	—	1,504,448
Total liabilities, net of elimination	$626,682	$76,630	$—	$703,312

(1)	Transactions between inter segments represent business process management services rendered by WNS Global BPM to WNS Auto Claims BPM.
(2)	Addition to non-current assets include additions made to property and equipment, right-of-use assets and intangible assets.
No client individually accounted for 10% or more of the total revenue during the year ended March 31, 2023.
The segment results for the year ended March 31, 2022 are as follows:

	Year ended March 31, 2022
	WNS Global BPM	WNS Auto Claims BPM	Inter segments (1)	Total
Revenue from external customers	$1,013,677	$96,123	$—	$1,109,800
Segment revenue	$1,014,671	$96,123	$(994)	$1,109,800
Payments to repair centers	—	82,954	—	82,954

Revenue less repair payments (non-GAAP)	1,014,671	13,169	(994)	1,026,846
Depreciation	49,277	726	—	50,003
Other costs	742,745	15,317	(994)	757,068

Segment operating profit/(loss)	222,649	(2,874)	—	219,775
Other income, net	(13,134)	(733)	—	(13,867)
Finance expense	13,323	64	—	13,387

Segment profit/(loss) before income taxes	222,460	(2,205)	—	220,255
Income tax expense	32,703	(264)	—	32,439

Segment profit/(loss)	189,757	(1,941)	—	187,816
Amortization of intangible assets				11,550
Share-based compensation expense				44,165

Profit after tax				$132,101

Addition to non-current assets (2)	$39,094	$2,232	$—	$41,326
Total assets, net of elimination	1,044,865	119,627	—	1,164,492
Total liabilities, net of elimination	$319,936	$90,553	$—	$410,489

(1)	Transactions between inter segments represent business process management services rendered by WNS Global BPM to WNS Auto Claims BPM.
(2)	Addition to non-current assets include additions made to property and equipment, right-of-use assets and intangible assets.
The segment results for the year ended March 31, 2021 are as follows:

	Year ended March 31, 2021
	WNS Global BPM	WNS Auto Claims BPM	Inter segments (1)	Total
Revenue from external customers	$858,023	$54,620	$—	$912,643
Segment revenue	$858,368	$54,620	$(345)	$912,643
Payments to repair centers	—	43,942	—	43,942

Revenue less repair payments (non-GAAP)	858,368	10,678	(345)	868,701
Depreciation	48,302	621	—	48,923
Other costs	620,487	12,630	(345)	632,772

Segment operating profit/(loss)	189,579	(2,573)	—	187,006
Other income, net	(11,847)	(617)	—	(12,464)
Finance expense	14,758	69	—	14,827

Segment profit/(loss) before income taxes	186,668	(2,025)	—	184,643
Income tax expense	29,661	413	—	30,074

Segment profit/(loss)	157,007	(2,438)	—	154,569
Amortization of intangible assets				13,722
Share-based compensation expense				38,230

Profit after tax				$102,617

Addition to non-current assets (2)	$46,806	$1,792	$—	$48,598
Total assets, net of elimination	979,281	126,867	—	1,106,148
Total liabilities, net of elimination	$329,192	$92,864	$—	$422,056

(1)	Transactions between inter segments represent business process management services rendered by WNS Global BPM to WNS Auto Claims BPM.
(2)	Addition to non-current assets include additions made to property and equipment, right-of-use assets and intangible assets.

External Revenue and Non-current Assets (Excluding Goodwill and Intangible Assets) by Geographic Area
Revenues from the geographic segments are based on domicile of the customer. The Company’s external revenue by geographic area is as follows:

	Year ended March 31,
	2023	2022	2021
Jersey, Channel Islands	$—	$—	$—
North America (primarily the US)	602,453	504,260	403,527
UK	351,035	363,871	286,646
Australia	74,738	67,409	70,297
Europe (excluding the UK)	86,504	67,918	61,381
South Africa	13,526	22,270	26,450
Rest of the world	96,006	84,072	64,342

Total	$1,224,262	$1,109,800	$912,643

The Company’s
non-current
assets by geographic area, which consist of property and equipment and right-of-use
assets are as follows:

	As at March 31,
	2023	2022
Jersey, Channel Islands	$—	$—
India	119,534	90,272
Philippines	68,431	59,030
South Africa	23,665	12,136
North America	14,820	14,707
UK	4,274	5,066
Rest of the world	7,187	10,669

Total	$237,911	$191,880